Segments	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segments

14. Segments

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The Company has identified its operating segments based on internal reports reviewed by the Chief Executive Officer in assessing performance and allocating resources. The Company operates in a single operating segment: the biopharmaceutical sector. The factors used to identify this operating segment include the nature of products and services, which are concentrated on researching, developing, and commercializing the Company’s leading drug candidate, and a common regulatory environment applicable to pharmaceutical development. Accordingly, the consolidated entity has one operating segment under ASC 280.

The CODM uses net income as the primary measure of segment performance. Net income is evaluated to determine return on assets and to guide decisions on reinvesting profits into the biopharmaceutical segment, pursuing acquisitions, or paying dividends. Net income is also used to monitor budget versus actual results and to perform competitive analysis by benchmarking against industry peers.

The Company’s consolidated total assets represent the total reportable assets of the operating segment. Segment revenue, costs, expenses, and net income are the same as those presented in the consolidated statements of operations and comprehensive income. The accounting policies of the operating segment are consistent with those described in Note 2.

Products and Services

The Company’s revenues are derived primarily from the sale of SCENESSE®. Refer to Note 7 for more information.

Geographic Information

Revenues by geographic area are disclosed in Note 7. Material non-current assets outside Australia totaled $3,501,660 and $3,580,745 as of June 30, 2026 and 2025, respectively, which consist of land and building located in the U.K. All other non-current assets outside Australia are considered immaterial.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS